Change in the Operational Structure of Sanofi - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Cash_Generating_Units
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Abstract]
Number of cash generating units	3